COMMITMENTS AND CONTINGENCY - Capital commitments (Details) - Hong Kong	1 Months Ended		12 Months Ended
	Apr. 30, 2019 HKD ($)	Apr. 30, 2019 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2019 USD ($)
Business Acquisition [Line Items]
Equity interest acquired (as a percentage)	100.00%	100.00%
Total consideration	$ 12,000,000	$ 1,540,555
Capital commitment contracted but not paid			$ 8,400,000	$ 1,078,389